Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories	Inventories are analysed as follows:

	31/12/21	31/12/20
Leather and other raw materials	27,006	24,580
Goods in process	14,090	8,852
Finished goods	39,115	30,477
Total	80,211	63,909

Summary of Changes in the Provision for Slow Moving and Obsolete Raw Materials and Finished Products

The following tables summarise the changes to the provision for slow moving and obsolete raw materials and finished goods included in inventories for the years ended December 31, 2021 and 2020.

	31/12/21	31/12/20
Balance at beginning of year	13,059	11,855
Additions	3,413	3,371
Reductions	(904)	(2,167)
Balance at end of year	15,568	13,059